Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,425,130.25
Previously Paid Amount	0.00
Total Fee Amount	471.99
Total Offset Amount	0.00
Net Fee	$ 471.99
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A